INVESTMENT IN PC GOLD INC (Details Narrative) - CAD ($)		12 Months Ended
	Feb. 09, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Carrying value of investment		$ 21,524,000	$ 21,527,000
Pickle Crow
Statement [Line Items]
Ownership percenatge	80.00%	30.00%
Cash consideration	$ 60,000,000
Contingent consideration	50,000,000
Cash	$ 3,000,000.0
Liability balance		$ 4,692,000	3,974,000
Option payment receipt		$ 3,000,000
Equity interest		10.00%
Ownership reduce percentage		20.00%
Provision for investment		$ 151,000	$ 151,000